Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jan. 31, 2020
Entity Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 29, 2020
Document Effective Date	Jun. 01, 2020
Prospectus Date	Jun. 01, 2020